Fees Summary	Aug. 01, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	154.59
Total Transaction Valuation	1,009,685
Total Offset Amount	0
Net Fee	$ 154.59